Disclosure of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Net loss	$ (2,640)	$ (1,458)
Basic weighted average number of shares outstanding	121,397,007	95,444,990
Net loss income per share (basic)	$ (0.02)	$ (0.02)
Dilutive effect of stock options and DSUs
Dilutive effect of warrants
Diluted weighted average number of shares outstanding	121,397,007	95,444,990
Net loss per share (diluted)	$ (0.02)	$ (0.02)
Stock options and DSUs	1,559,368	679,400
Warrants	11,441,213	11,663,435